Note 12 - Financial Information of Parent Company	12 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
12.	Financial Information of Parent Company

The Company was incorporated on July 19, 2019 and became parent company of the Company upon the completion of the Reorganization on September 29, 2019. The following disclosures presented the financial positions of the Parent Company as of June 30, 2025 and 2026, and results of its operations and its cash flows for the years ended June 30, 2024, 2025 and 2026, as if the current corporate structure has been in existence throughout the periods presented.

The condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements.

The Parent Company and its subsidiaries were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon combination.

The Company is a Cayman Islands company, therefore, not subjected to income taxes for all years presented.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

Balance Sheets

(In Thousands, except for share and per share data, or otherwise stated)

	As of June 30,
	2025	2026
	(US$)	(US$)

Assets
Cash and cash equivalents	-	721
Due from related parties	25,982	24,418
Interests in subsidiaries	-	50
Total Assets	25,982	25,189

Liability
Other payables and accrued liabilities	150	183
Total Liability	150	183

Shareholders’ Equity
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 168,000,000 shares as of June 30, 2025; and US$0.0020 par value; authorized 100,000,000 shares; issued and outstanding 8,484,581 shares as of June 30, 2026)	17	17
Additional paid-in capital	29,200	29,996
Accumulated deficit	(3,385)	(5,007)
Total Shareholders’ Equity	25,832	25,006

Total Liability and Shareholders’ Equity	25,982	25,189

Statements of Operations and Comprehensive Loss

(In Thousands, except for share and per share data, or otherwise stated)

	Years Ended June 30,
	2024	2025	2026
	US$	US$	US$

Net loss	-	(3,380)	(1,622)

Statements of Cash Flows

(In Thousands, except for share and per share data, or otherwise stated)

	Years Ended June 30,
	2024	2025	2026
	US$	US$	US$

Cash flows (used in)/provided by operating activities	-	(1,008)	721
Cash flows provided by financing activities	-	1,008	-
Net change in cash and cash equivalents	-	-	721
Cash and cash equivalents at beginning of the year	-	-	-
Cash and cash equivalents at end of the year	-	-	721